Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31,2022. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2021	2022

	(in thousands)
Total liabilities	$731,212	807,937
Less: cash and cash equivalents	336,024	221,581
	$395,188	586,356
Equity attributable to owners of Himax Technologies, Inc.	$869,724	892,572